SCHEDULE OF GEOGRAPHIC REVENUE (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Non-current assets	$ 1,194,134		$ 1,194,134		$ 1,648,317
Revenue
Revenue	1,885,322	$ 2,138,017	4,947,894	$ 5,638,542
CANADA
IfrsStatementLineItems [Line Items]
Non-current assets	1,141,414		1,141,414		1,441,701
Revenue
Revenue	1,860,227	1,736,850	4,913,720	5,227,983
UNITED STATES
IfrsStatementLineItems [Line Items]
Non-current assets	52,720		52,720		$ 206,616
Revenue
Revenue	$ 25,095	$ 401,167	$ 34,174	$ 410,559